CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Mar. 31, 2017	Dec. 31, 2016
Current assets:
Cash and cash equivalents	$ 900	$ 988
Trade receivables	7,264	7,523
Inventories	4,999	4,954
Assets Held For Sale	43	841
Prepaid Expenses	960	1,362
Other Current Assets	669	1,293
Total current assets	14,835	16,961
Other non-current assets	1,319	1,235
Deferred Income Taxes	747	725
Property, plant and equipment, net	8,160	8,073
Identifiable intangible assets, net	21,189	21,487
Goodwill	45,026	44,409
Total assets	91,276	92,890
Current liabilities:
Short-term debt	1,942	3,276
Sales Reserves And Allowances	7,500	7,839
Trade payables	2,378	2,157
Employee Related Obligations	660	859
Accrued Expenses	2,500	3,405
Liabilities Held For Sale	0	116
Other current liabilities	923	867
Total current liabilities	15,903	18,519
Long-term liabilities:
Deferred income taxes	5,291	5,215
Other taxes and long term liabilities	1,643	1,639
Senior notes and loans	32,694	32,524
Total long term liabilities	39,628	39,378
Total liabilities	55,531	57,897
Teva shareholders' equity:
Preferred Shares	3,620	3,620
Ordinary shares	54	54
Additional paid-in capital	23,410	23,409
Retained earnings	13,809	13,607
Accumulated other comprehensive loss	(2,714)	(3,159)
Treasury shares	(4,156)	(4,194)
Stockholders' equity attributable to Teva shareholders	34,023	33,337
Non-controlling interests	1,722	1,656
Total equity	35,745	34,993
Total liabilities and equity	$ 91,276	$ 92,890